Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	£ 178,090	£ 183,648
Deposits by banks	17,221	12,708
Repurchase agreements - non trading	10,910	1,076
Debt securities in issue	46,692	42,633
Financial investments	3,601	3,793
Loans and advances to customers	201,289	199,340
Loans and advances to banks	2,799	3,463
Reverse repurchase agreements - non trading	21,127	2,614
Financial investments		17,611
Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,229
Financial assets	232,444	214,175
Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	256,514	243,858
Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	178,090	183,648
Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	17,221	12,708
Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	10,910	1,076
Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	46,692	42,633
Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	3,601	3,793
Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	201,289	199,340
Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,799	3,463
Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	21,127	2,614
Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		8,758
Level 1 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	6,390
Financial assets	6,390	6,435
Level 1 [member] | Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		6,435
Level 2 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	721
Financial assets	24,590	14,050
Level 2 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	78,851	61,801
Level 2 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	21
Level 2 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16,243	12,164
Level 2 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	10,923	1,085
Level 2 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	47,787	44,296
Level 2 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	3,877	4,256
Level 2 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers		6,331
Level 2 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,739	2,894
Level 2 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	21,130	2,614
Level 2 [member] | Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		2,211
Level 3 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	204,121	195,891
Level 3 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	179,149	184,347
Level 3 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	178,160	183,790
Level 3 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	989	557
Level 3 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	204,061	195,335
Level 3 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	60	556
Fair Value [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,111
Financial assets	235,101	216,376
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	258,000	246,148
Fair Value [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	178,181	183,790
Fair Value [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	17,232	12,721
Fair Value [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	10,923	1,085
Fair Value [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	47,787	44,296
Fair Value [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments	3,877	4,256
Fair Value [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	204,061	201,666
Fair Value [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,799	3,450
Fair Value [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	£ 21,130	2,614
Fair Value [member] | Financial investments [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial investments		£ 8,646